RESTRICTED NET ASSETS - Parent Company's Consolidated Statements of Cahflows (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 634,100	$ 175,787	$ 1,121,438
Changes in operating assets and liabilities:
Accrued liabilities and other payables	108,765	40,826	120,264
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(48,169)	229,053	1,374,546
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(3,457)	37,006	(9,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs	371,081	493,899	0
Capital contribution from shareholders	5,000	464	6,090,041
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(478,245)	(871,318)	6,486,594
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(43,091)	(660,852)	7,380,490
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	6,966,586	7,627,438	246,948
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	6,923,495	6,966,586	7,627,438
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	634,100	175,787	1,121,438
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from investment in subsidiaries	(639,160)	$ (175,787)	$ (1,121,438)
Changes in operating assets and liabilities:
Accrued liabilities and other payables	300
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(4,760)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs	(20)
Capital contribution from shareholders	5,000
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	4,980
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	220
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	$ 220